CAPITAL STOCK TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
CAPITAL STOCK TRANSACTIONS

NOTE 12 – CAPITAL STOCK TRANSACTIONS

On April 21, 2005, our Board of Directors and shareholders approved the re-domicile of the Company in the State of Nevada, in connection with which we increased the number of our authorized common shares to 200,000,000 and designated a par value of $.001 per share.

On May 25, 2006, our Board of Directors and shareholders approved an amendment to our Articles of Incorporation to authorize a new series of preferred stock, designated as Series C, and consisting of 15,000 authorized shares.

On June 30, 2017, our Board of Directors and shareholders approved an increase in the number of our authorized common shares to 400,000,000 and in the number of our authorized preferred shares to 10,000,000. The amendment effecting the increase in our authorized capital was filed and effective on July 5, 2017.

On August 28, 2018, our Board of Directors and shareholders approved an increase in the number of our authorized common shares to 800,000,000. The amendment effecting the increase in our authorized capital was filed and effective on August 23, 2018.

On June 10, 2019, our Board of Directors and shareholders approved an increase in the number of our authorized common shares to 2,000,000,000. The amendment effecting the increase in our authorized capital was effective on September 27, 2019

Common Stock Transactions

On July 6, 2020, Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LGH Investments, LLC (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $164,800, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 25,000 restricted shares of Common Stock (“Commitment fee Shares”). On December 31, 2020 this note was converted into 350,880 shares of common stock, for a total of $171,229 including principal of 164,800 plus a accrued interest of $6,429 as a result this note was paid in full. Also on January 12, 2021 the company issued 17,447 shares of its common stock as redemptions of $27,914 in cashless warrants.

On July 23, 2020 we issued 75,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 1,200 shares of our Series D Preferred Stock.

On August 17, 2020, Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LGH Investments, LLC (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $103,000, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 25,000 restricted shares of Common Stock (“Commitment fee Shares”). The Note carried an original issue discount of $3,000 with interest of 8% per annum payable at maturity. The Note matures 8 months from the issue date and is convertible at any time into the Common Stock at a conversion price equal to $0.80 per share, subject to adjustment. The shares were valued on the date of issuance using the stock price on that day for a total value of $19,211. We also recognized a debt discount of $17,861. We amortized $14,627 of the debt discount during the six months ended June 30, 2021. The unamortized debt discount as of March 31, 2022 was $0. This note was paid in full on January 8, 2021. Also on February 5, 2021 the company issued 27,500 shares of its common stock as redemptions of $44,000 in cashless warrants.

On October 14, 2020 Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Firstfire Global Opportunities Fund LLC, (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $168,000, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 31,250 restricted shares of Common Stock (“Commitment fee Shares”). These shares were issued on February 1, 2021 and 13,687 shares were issued as a result of exercise of the warrants on May 28, 2021. This note was paid in full as of January 29, 2021.

On February 5, 2021 we issued 75,000 shares of our common stock at a price of $3.20 per share, in exchange for the conversion of 1,200 shares of our Series D Preferred Stock.

On February 9, 2021 we issued 56,892 shares of our common stock share, in exchange for the conversion of $182,052 of accrued dividend for the series D Preferred Stock.

On February 9, 2021 we issued 50,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 800 shares of our Series D Preferred Stock.

On February 23, 2021 we issued 93,868 of common stock at a purchase price of $0.56 per share and 93,868 of warrant at purchase price of 1.60 for an aggregate price of $52,566 to an accredited investor in a private sale. An additional 907 shares were issued as a result of a correction made to the original transaction.

On March 5, 2021 we issued 208,333 of common stock at a purchase price of $2.40 per share for an aggregate price of $500,000 to an accredited investor in a private sale.

On March 10, 2021 we issued 803,125 units of common stock at a purchase price of $3.20 per share for an aggregate price of $2,570,000 to an accredited investor in a private sale.

On March 12, 2021 we issued 40,625 shares and 51,715 of our common stock at a price of $3.20 per share, in exchange for the conversion of 650 shares of our Series D Preferred Stock and 165,487 of accrued dividend for the series D preferred stock.

On September 2, 2021, Clean Energy Technology, Inc., a Nevada corporation (the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $4,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued 28,562 Shares of common stock as an commitment fee, which was valued and expense in the amount of $47,699. On October 14, 2021, this Form S-1 became effective.

On September 13, 2021 we issued 27,516 shares of common stock for a correction of a previous issuance error.

During the year ended December 31, 2021, we issued 246,052 shares of common stock, under S-1 registration statement with GHS for a total of $294,016 in net proceeds and expensed $96,334 in legal and financing fees as a result.

On December 31, 2021 we issued 245,844 shares of our common stock under our Reg A offering at $3.20 per share. These shares are unrestricted and free trading.

During the quarter ended March 31, 2022, we issued 78,897 shares of common stock, under S-1 registration statement with GHS for a total of $134,755 in net proceeds and expensed $45,498 in legal and financing fees as a result.

On February 21, 2022, we issued 375,875 shares of our common stock under our Reg A offering at $3.20 per share. These shares are unrestricted and free trading.

During the April of 2022, we issued 122,891 shares of common stock, under S-1 registration statement with GHS for a total of $153,324 in net proceeds and expensed $34,500 in legal and financing fees as a result.

On September 21, 2022 MGW I converted $1,548,904 from the outstanding balance of their convertible note into 12,907,534 shares of company’s common stock.

Common Stock

Our Articles of Incorporation authorize us to issue 2,000,000,000 shares of common stock, par value $0.001 per share. As of Sept 30, 2022 there were 37,074,432 shares of common stock outstanding. All outstanding shares of common stock are, and the common stock to be issued will be, fully paid and non-assessable. Each share of our common stock has identical rights and privileges in every respect. The holders of our common stock are entitled to vote upon all matters submitted to a vote of our shareholders and are entitled to one vote for each share of common stock held. There are no cumulative voting rights.

The holders of our common stock are entitled to share equally in dividends and other distributions that our Board of Directors may declare from time to time out of funds legally available for that purpose, if any, after the satisfaction of any prior rights and preferences of any outstanding preferred stock. If we liquidate, dissolve or wind up, the holders of common stock shares will be entitled to share ratably in the distribution of all of our assets remaining available for distribution after satisfaction of all our liabilities and our obligations to holders of our outstanding preferred stock.

Preferred Stock

Our Articles of Incorporation authorize us to issue 20,000,000 shares of preferred stock, par value $0.001 per share. Our Board of Directors has the authority to issue additional shares of preferred stock in one or more series, and fix for each series, the designation of and number of shares to be included in each such series. Our Board of Directors is also authorized to set the powers, privileges, preferences, and relative participating, optional or other rights, if any, of the shares of each such series and the qualifications, limitations or restrictions of the shares of each such series.

Unless our Board of Directors provides otherwise, the shares of all series of preferred stock will rank on parity with respect to the payment of dividends and to the distribution of assets upon liquidation. Any issuance by us of shares of our preferred stock may have the effect of delaying, deferring or preventing a change of our control or an unsolicited acquisition proposal. The issuance of preferred stock also could decrease the amount of earnings and assets available for distribution to the holders of common stock or could adversely affect the rights and powers, including voting rights, of the holders of common stock.

We previously authorized 440 shares of Series A Convertible Preferred Stock, 20,000 shares of Series B Convertible Preferred Stock, and 15,000 shares Series C Convertible Preferred Stock. As of August 20, 2006, all series A, B, and C preferred had been converted into common stock.

Effective August 7, 2013, our Board of Directors designated a series of our preferred stock as Series D Preferred Stock, authorizing 15,000 shares. Our Series D Preferred Stock offering terms authorized us to raise up to $1,000,000 with an over-allotment of $500,000 in multiple closings over the course of six months. We received an aggregate of $750,000 in financing in subscription for Series D Preferred Stock, or 7,500 shares.

The following are primary terms of the Series D Preferred Stock. The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $0.08 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period. The Company timely notified the investors that it was not in a financial position to redeem the Series D Preferred and the Company and the investors have engaged in ongoing negotiations to determine an appropriate extension period. The Company may elect to redeem the Series D Preferred Stock any time at a price equal to initial purchase price plus all accrued but unpaid dividends, subject to the investors’ right to convert, by providing written notice about its intent to redeem. Each investor has the right to convert the Series D Preferred Stock at least ten (10) days prior to such redemption by the Company.

In connection with the subscriptions for the Series D Preferred, we issued series F warrants to purchase an aggregate of 9,375 shares of our common stock at $4.00 per share and series G warrants to purchase an aggregate of 9,375 shares of our common stock at $8.00 per share.

On August 21, 2014, a holder holding 5,000 shares of Preferred Series D Preferred agreed to lower the dividend rate to 13% on its Series D Preferred. In September 2015, all holders of Series D Preferred signed and delivered estoppel agreements, whereby the holders agreed, among other things, that the Series D Preferred was not in default and to reduce (effective as of December 31, 2015) the dividend rate on the Series D Preferred Stock to six percent per annum and to terminate the 3.5% penalty in respect of unpaid dividends accruing on or after such date.

In the first quarter of 2019, we signed agreements to issue 100,000 shares of common stock valued at $0.60 for a total value of $60,000 for the conversion of 800 preferred series D shares, which were subsequently issued.

We also recorded a $60,000 commitment fee in exchange for the “stand off” and estoppel agreement and discounted conversion terms to account for the difference in the fair value which we offset to retained earnings.

On February 4, 2020 we issued 12,500 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 800 shares of our Series D Preferred Stock.

On July 23, 2020 we issued 75,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 1,200 shares of our Series D Preferred Stock.

On February 5, 2021 we issued 75,000 shares of our common stock at a price of $3.20 per share, in exchange for the conversion of 1,200 shares of our Series D Preferred Stock.

On February 9, 2021 we issued 56,892 shares of our common stock share, in exchange for the conversion of $182,052 of accrued dividend for the series D Preferred Stock.

On February 9, 2021 we issued 50,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 800 shares of our Series D Preferred Stock.

On March 12, 2021 we issued 92,340 shares of our common stock together with accrued preferred dividend at a price of $3.20 per share, in exchange for the conversion of 1300 shares of our Series D Preferred Stock and accrued preferred dividend.

Warrants

A summary of warrant activity for the periods is as follows:

On July 6, 2020, Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LGH Investments, LLC (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $164,800, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 25,000 restricted shares of Common Stock (“Commitment fee Shares”). The Note carried an original issue discount of $4,800 with interest of 8% per annum payable at maturity. The Note matures 8 months from the issue date and is convertible at any time into the Common Stock at a conversion price equal to $0.80 per share, subject to adjustment. On January 8, 2021, the cashless warrants were converted into 17,447 shares of our common stock.

On August 17, 2020, Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LGH Investments, LLC (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $103,000, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 25,000 restricted shares of Common Stock (“Commitment fee Shares”). The Note carried an original issue discount of $3,000 with interest of 8% per annum payable at maturity. The Note matures 8 months from the issue date and is convertible at any time into the Common Stock at a conversion price equal to $0.80 per share, subject to adjustment. On February 1, 2021 the cashless warrants were converted into 27,500 shares of our common stock.

On February 23, 2021 we issued 93,868 of common stock at a purchase price of $0.56 per share and 93,868 of warrant at purchase price of 1.60 for an aggregate price of $52,566 to an accredited investor in a private sale. An additional 907 shares were issued as a result of a correction made to the original transaction. These warrants expire on February 23, 2022.

On May 6, 2022, we issued 234,375 of warrant shares in connection with the issuance of the promissory note in the principal amount of $750,000.00 to Mast Hill Fund at the exercise price per share of 1.60. However, that if the Company consummates an Uplist Offering on or before the date that is one hundred eighty (180) calendar days after the Issuance Date, then the Exercise Price shall equal 120% of the offering price per share of Common Stock.

On August 5, 2022, we issued 43,403 of warrant shares in connection with the issuance of the promissory note in the principal amount of $138,889 to Jefferson Street at the exercise price per share of 1.60. However, that if the Company consummates an Uplist Offering on or before the date that is one hundred eighty (180) calendar days after the Issuance Date, then the Exercise Price shall equal 120% of the offering price per share of Common Stock.

On August 17, 2022, we issued 46,875 of warrant shares in connection with the issuance of the promissory note in the principal amount of $150,000 to First Fire at the exercise price per share of 1.60. However, that if the Company consummates an Uplist Offering on or before the date that is one hundred eighty (180) calendar days after the Issuance Date, then the Exercise Price shall equal 120% of the offering price per share of Common Stock.

On September 1, 2022, we issued 43,403 of warrant shares in connection with the issuance of the promissory note in the principal amount of $138,889 to Pacific Pier at the exercise price per share of 1.60. However, that if the Company consummates an Uplist Offering on or before the date that is one hundred eighty (180) calendar days after the Issuance Date, then the Exercise Price shall equal 120% of the offering price per share of Common Stock.

On September 16, 2022, we issued 93,750 of warrant shares in connection with the issuance of the promissory note in the principal amount of $300,000 to Mast Hill Fund at the exercise price per share of 1.60. However, that if the Company consummates an Uplist Offering on or before the date that is one hundred eighty (180) calendar days after the Issuance Date, then the Exercise Price shall equal 120% of the offering price per share of Common Stock.

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2021	218,868	$1.60	218,868	$1.60
Expired	93,868		93,868	1.60
Exercised
Issued	461,806
Outstanding September 30, 2022	586,805	$1.60	125,000	$1.60

Stock Options

We currently have no outstanding stock options.

NOTE 11 – CAPITAL STOCK TRANSACTIONS

On April 21, 2005, our Board of Directors and shareholders approved the re-domicile of the Company in the State of Nevada, in connection with which we increased the number of our authorized common shares to 200,000,000 and designated a par value of $.001 per share.

On May 25, 2006, our Board of Directors and shareholders approved an amendment to our Articles of Incorporation to authorize a new series of preferred stock, designated as Series C, and consisting of 15,000 authorized shares.

On June 30, 2017, our Board of Directors and shareholders approved an increase in the number of our authorized common shares to 400,000,000 and in the number of our authorized preferred shares to 10,000,000. The amendment effecting the increase in our authorized capital was filed and effective on July 5, 2017.

On August 28, 2018, our Board of Directors and shareholders approved an increase in the number of our authorized common shares to 800,000,000. The amendment effecting the increase in our authorized capital was filed and effective on August 23, 2018.

On June 10, 2019, our Board of Directors and shareholders approved an increase in the number of our authorized common shares to 2,000,000,000. The amendment effecting the increase in our authorized capital was effective on September 27, 2019

Common Stock Transactions

On January 21, 2020 our Registration Statement on Form 1-A was qualified with the Securities and Exchange Commission, under which we may offer up to 300,000,000 shares of our common stock at a purchase price of $1.20 per share. As of the date hereof, 113,083 shares of common stock have been issued thereunder.

On January 30, 2020 we issued 42,500 shares of our common stock at a purchase price of $0.80 per share, as settlement in full of a note payable of in the amount of $36,500 with accrued interest of 19,721. As a result we recognized a gain in the amount of $22,221 in the 1st quarter of 2020.

On February 3, 2020 we issued 92,250 shares of our common stock under our Reg A offering at $1.20 per share. These shares are unrestricted and free trading.

On February 4, 2020 we issued 50,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 800 shares of our Series D Preferred Stock.

On March 17, 2020 we issued 20,833 shares of our common stock under our Reg A offering at $1.20 per share. These shares are unrestricted and free trading.

On June 8, 2020, Clean Energy Technology, Inc., a Nevada corporation (the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $2,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued 19,113 Shares of common stock as an commitment fee, which was valued and expense in the amount of $10,000. On July 23, 2020, this Form S-1 became effective.

During the year ended December 31, 2020 we issued 564,307 shares of common stock, under S-1 registration statement with GHS for a total of $321,951 in net proceeds and expensed $171,794 in legal and financing fees as a result.

On July 6, 2020, Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LGH Investments, LLC (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $164,800, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 25,000 restricted shares of Common Stock (“Commitment fee Shares”). On December 31, 2020 this note was converted into 350,880 shares of common stock, for a total of $171,229 including principal of 164,800 plus a accrued interest of $6,429. Also on January 12, 2021 the company issued 17,447 shares of its common stock as redemptions of $27,914 in cashless warrants.

On July 23, 2020 we issued 75,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 1,200 shares of our Series D Preferred Stock.

On August 17, 2020, Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LGH Investments, LLC (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $103,000, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 25,000 restricted shares of Common Stock (“Commitment fee Shares”). The Note carried an original issue discount of $3,000 with interest of 8% per annum payable at maturity. The Note matures 8 months from the issue date and is convertible at any time into the Common Stock at a conversion price equal to $0.02 per share, subject to adjustment. The shares were valued on the date of issuance using the stock price on that day for a total value of $19,211. We also recognized a debt discount of $17,861. We amortized $3,234 of the debt discount during the three months ended September 30, 2020. The unamortized debt discount as of December 31, 2020 was $14,267. Subsequently this note was paid in full on January 8, 2021.

On October 14, 2020 Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Firstfire Global Opportunities Fund LLC, (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $168,000, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 31,250 restricted shares of Common Stock (“Commitment fee Shares”).

These shares were issued on February 1, 2021, and 13,387 shares were issued as a result of exercise of the warrants on May 28, 2021. This note was paid in full as of January 29, 2021.

On February 5, 2021 we issued 75,000 shares of our common stock at a price of $3.08 per share, in exchange for the conversion of 1,200 shares of our Series D Preferred Stock.

On February 9, 2021 we issued 56,892 shares of our common stock share, in exchange for the conversion of $182,052 of accrued dividend for the series D Preferred Stock.

On February 9, 2021 we issued 50,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 800 shares of our Series D Preferred Stock.

On February 23, 2021 we issued 93,868 of common stock at a purchase price of $.56 per share and 93,868 of warrant at purchase price of 1.60 for an aggregate price of $52,566 to an accredited investor in a private sale. An additional 36,283 shares were issued as a result of a correction made to the original transaction.

On March 5, 2021 we issued 208,333 of common stock at a purchase price of $2.40 per share for an aggregate price of $500,000 to an accredited investor in a private sale.

On March 10, 2021 we issued 803,125 units of common stock at a purchase price of $3.20 per share for an aggregate price of $2,570,000 to an accredited investor in a private sale.

On March 12, 2021 we issued 40,625 shares and 51,715 of our common stock at a price of $3.20 per share, in exchange for the conversion of 650 shares of our Series D Preferred Stock and 165,487 of accrued dividend for the series D preferred stock.

On May 28, 2021 we issued 13,687 shares for warrant conversion from a previous note holder.

On June 16, 2021 we issued 907 for previously share issued correction.

On September 2, 2021, Clean Energy Technology, Inc., a Nevada corporation (the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $4,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued 28,561 Shares of common stock as an commitment fee, which was valued and expense in the amount of $47,699. On October 14, 2021, this Form S-1 became effective.

On September 13, 2021, we issued 27,516 shares of common stock for a correction of a previous issuance error.

During the year ended December 31, 2021, we issued 246,052 shares of common stock, under S-1 registration statement with GHS for a total of $294,016 in net proceeds and expensed $96,334 in legal and financing fees as a result.

On December 31, 2021 we issued 245,844 shares of our common stock under our Reg A offering at $3.20 per share. These shares are unrestricted and free trading.

Common Stock

Our Articles of Incorporation authorize us to issue 2,000,000,000 shares of common stock, par value $0.001 per share. As of February 13, 2023, there were 37,174,934 shares of common stock outstanding. All outstanding shares of common stock are, and the common stock to be issued will be, fully paid and non-assessable. Each share of our common stock has identical rights and privileges in every respect. The holders of our common stock are entitled to vote upon all matters submitted to a vote of our shareholders and are entitled to one vote for each share of common stock held. There are no cumulative voting rights.

The holders of our common stock are entitled to share equally in dividends and other distributions that our Board of Directors may declare from time to time out of funds legally available for that purpose, if any, after the satisfaction of any prior rights and preferences of any outstanding preferred stock. If we liquidate, dissolve or wind up, the holders of common stock shares will be entitled to share ratably in the distribution of all of our assets remaining available for distribution after satisfaction of all our liabilities and our obligations to holders of our outstanding preferred stock.

Preferred Stock

Our Articles of Incorporation authorize us to issue 20,000,000 shares of preferred stock, par value $0.001 per share. Our Board of Directors has the authority to issue additional shares of preferred stock in one or more series, and fix for each series, the designation of and number of shares to be included in each such series. Our Board of Directors is also authorized to set the powers, privileges, preferences, and relative participating, optional or other rights, if any, of the shares of each such series and the qualifications, limitations or restrictions of the shares of each such series.

Unless our Board of Directors provides otherwise, the shares of all series of preferred stock will rank on parity with respect to the payment of dividends and to the distribution of assets upon liquidation. Any issuance by us of shares of our preferred stock may have the effect of delaying, deferring or preventing a change of our control or an unsolicited acquisition proposal. The issuance of preferred stock also could decrease the amount of earnings and assets available for distribution to the holders of common stock or could adversely affect the rights and powers, including voting rights, of the holders of common stock.

We previously authorized 440 shares of Series A Convertible Preferred Stock, 20,000 shares of Series B Convertible Preferred Stock, and 15,000 shares Series C Convertible Preferred Stock. As of August 20, 2006, all series A, B, and C preferred had been converted into common stock.

Effective August 7, 2013, our Board of Directors designated a series of our preferred stock as Series D Preferred Stock, authorizing 15,000 shares. Our Series D Preferred Stock offering terms authorized us to raise up to $1,000,000 with an over-allotment of $500,000 in multiple closings over the course of six months. We received an aggregate of $750,000 in financing in subscription for Series D Preferred Stock, or 7,500 shares.

The following are primary terms of the Series D Preferred Stock. The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $3.20 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period. The Company timely notified the investors that it was not in a financial position to redeem the Series D Preferred and the Company and the investors have engaged in ongoing negotiations to determine an appropriate extension period. The Company may elect to redeem the Series D Preferred Stock any time at a price equal to initial purchase price plus all accrued but unpaid dividends, subject to the investors’ right to convert, by providing written notice about its intent to redeem. Each investor has the right to convert the Series D Preferred Stock at least ten (10) days prior to such redemption by the Company.

In connection with the subscriptions for the Series D Preferred, we issued series F warrants to purchase an aggregate of 9,375 shares of our common stock at $.40 per share and series G warrants to purchase an aggregate of 9,375 shares of our common stock at $8.00 per share.

On August 21, 2014, a holder holding 5,000 shares of Preferred Series D Preferred agreed to lower the dividend rate to 13% on its Series D Preferred. In September 2015, all holders of Series D Preferred signed and delivered estoppel agreements, whereby the holders agreed, among other things, that the Series D Preferred was not in default and to reduce (effective as of December 31, 2015) the dividend rate on the Series D Preferred Stock to six percent per annum and to terminate the 3.5% penalty in respect of unpaid dividends accruing on or after such date.

In the first quarter of 2019, we signed agreements to issue 100,000 shares of common stock valued at $0.60 for a total value of $60,000 for the conversion of 800 preferred series D shares, which were subsequently issued.

We also recorded a $60,000 commitment fee in exchange for the “stand off” and estoppel agreement and discounted conversion terms to account for the difference in the fair value which we offset to retained earnings.

On February 4, 2020 we issued 50,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 800 shares of our Series D Preferred Stock.

On July 23, 2020 we issued 75,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 1,200 shares of our Series D Preferred Stock.

On February 5, 2021 we issued 75,000 shares of our common stock at a price of $3.20 per share, in exchange for the conversion of 1,200 shares of our Series D Preferred Stock.

On February 9, 2021 we issued 56,892 shares of our common stock share, in exchange for the conversion of $182,052 of accrued dividend for the series D Preferred Stock.

On February 9, 2021 we issued 50,000 shares of our common stock at a price of $1.60 per share, in exchange for the conversion of 800 shares of our Series D Preferred Stock.

On March 12, 2021 we issued 92,340 shares of our series D preferred stock together with accrued preferred dividend at a price of $3.20 per share, in exchange for the conversion of 1300 shares of our Series D Preferred Stock and accrued preferred dividend.

Warrants

A summary of warrant activity for the periods is as follows:

On May 31, 2019, we entered into a subscription agreement pursuant to which the Company agreed to sell 4,200,00 units (each a “Unit” and together the “Units”) to MGW Investment I Limited MGWI for an aggregate purchase price of $1,999,200, or $0.476 per Unit, with each unit consisting of one share of common stock, par value $.001 per share (the “Common Stock”) and a warrant (the “Warrant”) to purchase one share of common stock. The Common Stock will be issued to MGWI at such time as the Company increases the number of shares of its authorized Common Stock. The Warrant is exercisable at $3.20 per share of Common Stock and, which expired on May 31, 2020.

On June 10, 2019 we issued 12,500 shares of common stock at $0.80 per share to an accredited investor for an aggregate price of $10,000 in a private sale. We also issued 12,500 warrants as part of the transaction. Each Warrant is exercisable at $1.60 per share of Common Stock and which expired on June 10, 2020.

On July 18, 2019 we issued 12,500 shares of common stock at $0.80 per share to an accredited investor for an aggregate price of $10,000 in a private sale. We also issued 12,500 warrants as part of the transaction. Each Warrant is exercisable at $1.60 per share of Common Stock and expired as of July 18, 2020.

On September 19, 2019 we entered into a stock purchase agreement for 6,250 units to an accredited investor a private sale. Each unit consist of one share of common stock and one warrant to purchase one share of common stock exercisable at $1.60 per share of Common Stock and expired on September 19, 2020.

On December 5, 2019 we issued 125,000 units to an accredited investor a private sale. Each unit consist of one share of common stock and one warrant to purchase one share of common stock exercisable at $1.60 per share. These warrants expire on December 5, 2020.

On July 6, 2020, Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LGH Investments, LLC (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $164,800, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 25,000 restricted shares of Common Stock (“Commitment fee Shares”). The Note carried an original issue discount of $4,800 with interest of 8% per annum payable at maturity. The Note matures 8 months from the issue date and is convertible at any time into the Common Stock at a conversion price equal to $0.80 per share, subject to adjustment. On January 8, 2021, the cashless warrants were converted into 17,446 shares of our common stock.

On August 17, 2020, Clean Energy Technologies, Inc. (the “Company) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LGH Investments, LLC (the “Investor”), pursuant to which the Company issued to the Investor a convertible promissory note (the “Note”) in the original principal amount of $103,000, a Warrant (the “Warrant”) to purchase 37,500 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”) and 25,000 restricted shares of Common Stock (“Commitment fee Shares”). The Note carried an original issue discount of $3,000 with interest of 8% per annum payable at maturity. The Note matures 8 months from the issue date and is convertible at any time into the Common Stock at a conversion price equal to $0.80 per share, subject to adjustment. On February 1, 2021 the cashless warrants were converted into 27,500 shares of our common stock.

On February 23, 2021 we issued 93,868 of common stock at a purchase price of $0.56 per share and 93,868 of warrant at purchase price of 1.60 for an aggregate price of $52,566 to an accredited investor in a private sale. An additional 907 shares were issued as a result of a correction made to the original transaction. The weighted average life remaining in the table below is approximately 1 year.

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2020	237,500	$1.60	237,500	$1.60
Additions	93,868		93,868	1.60
Exercised	112,500		112,500
Outstanding December 31, 2021	218,868	$1.60	218,868	$1.60

Stock Options

We currently have no outstanding stock options